                                                                                         Registration No. 333-40186
                                                                                                 File No. 811-10001

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                  [ X ]

Pre-Effective Amendment No.                                                                                 [     ]

Post-Effective Amendment No. 1                                                                                [ X ]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                   [ X ]

Amendment No. 1                                                                                               [ X ]

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                                     Oppenheimer Main Street® Opportunity Fund
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                                (Exact Name of Registrant as Specified in Charter)

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                                    6803 South Tucson Way, Englewood, CO 80122
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                                (Address of Principal Executive Offices) (Zip Code)

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                                                   303-768-3200
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                               (Registrant’s Telephone Number, including Area Code)

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                                               Robert G. Zack, Esq.
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                                              OppenheimerFunds, Inc.
                                   498 Seventh Avenue, New York, New York 10018
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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[X]      On November 28, 2001 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On _____________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]    This  post-effective  amendment  designates a new  effective  date for a previously  filed  post-effective amendment.